Summary of Significant Accounting Policies - Additional Information 4 (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Customer Segment shares	Dec. 31, 2014 USD ($) Customer shares	Dec. 31, 2013 USD ($) Customer shares	May 31, 2013 USD ($)
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment			1
Number of major customers of oil and gas sales | Customer			2	2	2
General and administrative expenses reimbursements of overhead costs			$ 13,900,000	$ 13,200,000	$ 11,900,000
Performance multiplier, minimum	0.00%		0.00%
Performance multiplier, maximum	200.00%		300.00%
Interest costs, capitalized during period	$ 0	$ 900,000	$ 900,000	10,200,000	4,700,000
Sale price of discontinued properties						$ 823,100,000
Realized gain on discontinued properties					230,000,000
General and administrative cost allocated to discontinued operations					$ 0
Debt issuance costs reclassified from long term assets to long term debt				$ 9,800,000
Restricted Stock
Operations And Summary Of Significant Accounting Policies [Line Items]
Shares of unvested restricted stock outstanding | shares	354,974		314,060	241,505	303,178
Major Natural Gas Purchaser
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted of oil and gas sales			52.00%	53.00%	51.00%
Major Oil Purchaser
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted of oil and gas sales			25.00%	35.00%	36.00%